UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: October 31, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

THE ADVISORS’ INNER CIRCLE FUND

Global Value Fund

ANNUAL REPORT TO SHAREHOLDERS

October 31, 2019

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-888-FUND-LSV (1-888-386-3578). Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all LSV Funds if you invest directly with the Fund.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The total net of fees return of the LSV Global Value Fund, MSCI All Country World Index (the benchmark) and the MSCI All Country World Value Index for the trailing periods ending October 31, 2019 were as follows:

	1 Year	3 Year	5 Years	Since Inception
LSV Global Value Fund, Institutional Class Shares*	7.56%	7.99%	4.79%	4.14%

Benchmark:
MSCI All Country World Index	12.59%	11.33%	7.08%	6.36%

Broad Market:
MSCI All Country World Value Index	8.22%	8.37%	4.75%	3.92%

*Periods longer than one year are annualized; inception date is 6/25/14; net of fees.

Institutional Class Shares performance as of 9/30/19: -4.91% (1 year), 4.10% (5 year) and 3.38% (Since Inception). The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578).

Despite heightened concerns around global economic growth and lingering trade uncertainty, global equities posted strong gains for the twelve months ending October 31, 2019—the MSCI All Country World Index was up 12.59%. Value stocks broadly underperformed across the globe—the MSCI All Country World Value Index was up 8.22% while the MSCI All Country World Growth Index was up 17.02%. The MSCI ACWI Minimum Volatility Index was up 16.41%; it is highly unusual for low volatility stocks to outperform significantly in periods when the overall market rallies as has been the case for the past twelve months. The LSV Global Value Fund was up 7.56%. From a sector perspective, Technology, Utilities and Real Estate stocks outperformed while Energy, Materials and Financials lagged.

The continued difficult environment for value stocks contributed to the bulk of the poor relative performance for the trailing twelve month period. Cheaper stocks based on cash flow and earnings measures, which we favor, lagged for the period and the Fund’s emphasis on buying and holding stocks that are attractive on these measures had a significant negative impact on relative results. In addition, there was a flight to more defensive and lower volatility stocks in December 2018 as well as in March, May and August of 2019 that had a negative impact on relative performance—we are underweight that segment of the market given the excessive valuations of lower volatility stocks. Attribution analysis also indicates that both stock selection and sector selection detracted from portfolio relative returns. Stock selection losses were concentrated within the Consumer Discretionary and Health Care sectors as holdings in the Apparel Retail and Pharmaceuticals industries lagged. From a sector perspective, relative losses were largely due to our overweight positions in the Materials and Financials sectors as well as our underweight to Real Estate stocks. Top individual contributors included overweight positions in Lam Research, Compeq Manufacturing, Fortescue Metals, Gazprom and Air Canada. Main individual detractors included not owning Microsoft and Procter & Gamble as well as overweights to Walgreens, Kohl’s, HP, Paris Orleans, Leoni, Centrica and Gap.

The Fund continues to trade at a significant discount to the overall market as well as to the value benchmark. The Fund is trading at 10.5x forward earnings compared to 16.7x for the MSCI All Country World Index, 1.5x book value compared to 2.3x for the benchmark and 6.7x cash flow compared to 12.0x for the MSCI All Country World Index. Sector weightings are a result of our bottom-up stock selection process, subject to constraints at the sector and industry levels. The Fund is currently overweight the Financials, Materials and Industrials sectors while underweight Real Estate, Consumer Staples and Communication Services.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

Our organization remains stable and our research team continues to pursue an active research agenda in which we are looking for better ways to measure value and identify signs of positive change. As always, we are focused on delivering the long-term results that our investors have come to expect from LSV and that we have delivered for clients since 1994.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Investing involves risk including loss of principal. The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Investing involves risk including loss of principal. The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal. Investments in smaller companies typically exhibit higher volatility.

The MSCI All Country World Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world.

The MSCI All Country World Value Index captures large and mid-cap securities exhibiting overall value style characteristics across 23 developed Markets countries.

The MSCI ACWI Minimum Volatility Index aims to reflect the performance characteristics of a minimum variance strategy applied to large and mid cap equities across 23 Developed Markets and 26 Emerging Markets countries.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Comparison of Change in the Value of $100,000 Investment in the LSV

Global Value Fund, Institutional Class Shares, versus the MSCI All Country World Index (Unaudited)

	Average Annual Total Return for the period ended October 31, 2019
	One Year	Three Year	Five Year	Annualized
	Return	Return	Return	Inception to Date(1)
LSV Global Value Fund, Institutional Class Shares	7.56%	7.99%	4.79%	4.14%
LSV Global Value Fund, Investor Class Shares	7.23%	7.73%	4.52%	3.89%
MSCI All Country World Index	12.59%	11.33%	7.08%	6.36%

*	The graph is based on only the Institutional Class Shares; performance for Investor Class Shares would be different due to differences in fee structures.

(1)	The LSV Global Value Fund Commenced operations on June 25, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance does not guarantee future results. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Fee waivers were in effect previously, if they had not been in effect, performance would have been lower.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 2.

October 31, 2019

Sector Weightings (Unaudited)†:

†     Percentages are based on total investments.

Schedule of Investments

LSV Global Value Fund

	Shares	Value (000)
U.S. Common Stock (55.6%)

Aerospace & Defense (2.1%)
Huntington Ingalls Industries	160	$36
Raytheon	130	28
Spirit AeroSystems Holdings, Cl A	400	33
Textron	700	32

		129

Agricultural Products (0.3%)
Ingredion	200	16

Air Freight & Logistics (0.5%)
FedEx	200	30

Aircraft (1.5%)
Delta Air Lines	500	28
JetBlue Airways*	900	17
United Airlines Holdings*	500	45

		90

Apparel Retail (0.7%)
Foot Locker	600	26
Gap	900	15

		41

Application Software (0.5%)
CDK Global	600	30

Asset Management & Custody Banks (0.7%)
Ameriprise Financial	300	45

Automotive (2.0%)
Ford Motor	1,700	15
General Motors	800	30
Goodyear Tire & Rubber	1,200	19
Lear	160	19
Winnebago Industries	800	38

		121

LSV Global Value Fund

	Shares	Value (000)
Automotive Retail (0.3%)
Group 1 Automotive	200	$20

Banks (4.0%)
Bank of America	1,700	53
CIT Group	500	21
Citizens Financial Group	1,100	39
JPMorgan Chase	400	50
PNC Financial Services Group	100	15
Regions Financial	1,400	23
Wells Fargo	200	10
Zions Bancorp	600	29

		240

Biotechnology (2.2%)
Amgen	300	64
Biogen*	170	51
Gilead Sciences	300	19

		134

Chemicals (2.0%)
Celanese, Cl A	250	30
Eastman Chemical	490	37
Huntsman	1,200	27
LyondellBasell Industries, Cl A	300	27

		121

Commodity Chemicals (0.3%)
Kronos Worldwide	1,400	18

Computers & Services (3.5%)
DXC Technology	200	6
eBay	800	28
Hewlett Packard Enterprise	1,900	31
HP	2,000	35
NetApp	200	11
Oracle	1,100	60
Seagate Technology	400	23
Xerox Holdings	575	19

		213

Data Processing & Outsourced Services (0.2%)
Sykes Enterprises*	500	15

Drug Retail (0.5%)
Walgreens Boots Alliance	600	33

Electrical Components & Equipment (0.9%)
Eaton	600	52

Financial Services (2.4%)
Ally Financial	700	21
Capital One Financial	400	37
Citigroup	800	58

The accompanying notes are an integral part of the financial statements

Schedule of Investments

October 31, 2019

LSV Global Value Fund

	Shares	Value (000)
Financial Services (continued)
Discover Financial Services	400	$32

		148

Food, Beverage & Tobacco (1.3%)
JM Smucker	400	43
Molson Coors Brewing, Cl B	400	21
Pilgrim’s Pride*	500	15

		79

General Merchandise Stores (1.1%)
Target	600	64

Health Care Distributors (0.4%)
Cardinal Health	200	10
McKesson	120	16

		26

Health Care Facilities (0.7%)
HCA Holdings	300	40

Health Care Services (0.7%)
CVS Health	400	27
Quest Diagnostics	140	14

		41

Hotel & Resort REIT’s (0.2%)
Service Properties Trust	500	13

Hotels & Lodging (0.5%)
Wyndham Destinations	600	28

Household Products, Furniture & Fixtures (0.4%)
Whirlpool	160	24

Insurance (2.8%)
Aflac	600	32
Allstate	300	32
American Financial Group	150	16
Hartford Financial Services Group	400	23
Lincoln National	400	22
MGIC Investment	1,700	23
Prudential Financial	240	22

		170

IT Consulting & Other Services (0.7%)
International Business Machines	300	40

Machinery (2.6%)
Caterpillar	300	42
Cummins	290	50
Meritor*	1,500	33

LSV Global Value Fund

	Shares	Value (000)
Machinery (continued)
Oshkosh	400	$34

		159

Media & Entertainment (1.6%)
Comcast, Cl A	1,100	49
DISH Network, Cl A*	300	10
TEGNA	2,100	32
Viacom, Cl B	300	7

		98

Motorcycle Manufacturers (0.4%)
Harley-Davidson	600	23

Paper & Paper Products (0.1%)
Domtar	200	7

Paper Packaging (1.1%)
International Paper	400	17
Packaging of America	300	33
Westrock	400	15

		65

Petroleum & Fuel Products (2.2%)
Chevron	150	17
PBF Energy, Cl A	1,000	32
Phillips 66	300	35
Valero Energy	500	49

		133

Pharmaceuticals (3.4%)
AbbVie	400	32
Bristol-Myers Squibb	650	37
Jazz Pharmaceuticals*	200	25
Lannett*	500	6
Merck	500	44
Pfizer	1,700	65

		209

Reinsurance (0.4%)
Everest Re Group	100	26

Retail (1.2%)
Brinker International	200	9
Dillard’s, Cl A	100	7
Kohl’s	500	26
Kroger	1,100	27
Macy’s	400	6

		75

Semi-Conductors/Instruments (4.0%)
Applied Materials	700	38
Cirrus Logic*	600	41
Intel	1,300	74
KLA	100	17

The accompanying notes are an integral part of the financial statements

Schedule of Investments

October 31, 2019

LSV Global Value Fund

	Shares	Value (000)
Semi-Conductors/Instruments (continued)
Lam Research	200	$54
Skyworks Solutions	200	18

		242

Steel & Steel Works (0.7%)
Cleveland-Cliffs	6,100	44

Technology Distributors (0.6%)
Arrow Electronics*	300	24
Avnet	300	12

		36

Technology Hardware Storage & Peripherals (0.0%)
Dell Technologies, Cl C*	35	2

Telephones & Telecommunications (3.4%)
AT&T	500	19
Cisco Systems	1,300	62
Corning	1,100	33
Juniper Networks	1,300	31
Verizon Communications	1,000	60

		205

Thrifts & Mortgage Finance (0.5%)
Radian Group	1,100	28

Water Utilities (0.0%)
Gannett	150	2

TOTAL U.S. COMMON STOCK
(Cost $3,017)		3,375

Foreign Common Stock (41.2%)

Australia (1.9%)
Australian Pharmaceutical Industries	21,000	19
BlueScope Steel	1,900	17
Fortescue Metals Group	6,000	37
OMV	700	41

		114

Austria (0.2%)
Voestalpine	500	12

Belgium (0.3%)
Solvay	170	18

Canada (2.6%)
Air Canada, Cl B*	1,200	43
Canadian Imperial Bank of Commerce	130	11

LSV Global Value Fund

	Shares	Value (000)
Canada (continued)
iA Financial	600	$29
Magna International	700	38
National Bank of Canada	300	15
West Fraser Timber	500	23

		159

Chile (0.9%)
Enel Americas	276,886	52

China (0.9%)
China CITIC Bank, Cl H	24,000	14
China Resources Power Holdings	8,000	10
Great Wall Motor, Cl H	14,500	12
Shanghai Pharmaceuticals Holding, Cl H	4,000	7
Sinotrans, Cl H	49,000	14

		57

France (3.3%)
Atos	500	39
AXA	800	21
BNP Paribas	300	16
Natixis	4,100	19
Renault	140	7
Rothschild	800	22
Sanofi	500	46
Total	600	32

		202

Germany (2.2%)
Allianz	60	15
Daimler	300	17
Deutsche Post	500	18
Muenchener Rueckversicherungs	50	14
Rheinmetall	300	36
Siemens	100	11
Volkswagen	100	19

		130

Hong Kong (3.1%)
Air China, Cl H	12,000	10
Asia Cement China Holdings	37,500	46
China Petroleum & Chemical, Cl H	38,000	22
China Telecom, Cl H	64,000	27
China Water Affairs Group	14,000	11
Nine Dragons Paper Holdings	17,000	15

The accompanying notes are an integral part of the financial statements

Schedule of Investments

October 31, 2019

LSV Global Value Fund
	Shares	Value (000)
Hong Kong (continued)
PAX Global Technology	44,000	$19
Skyworth Group	22,000	6
SmarTone Telecommunications Holdings	5,500	5
WH Group	23,000	24

		185

Hungary (0.4%)
MOL Hungarian Oil & Gas	2,400	24

Indonesia (0.3%)
Bank Negara Indonesia Persero	27,700	15

Israel (0.3%)
Bank Hapoalim	1,400	11
Teva Pharmaceutical Industries*	900	8

		19

Italy (1.2%)
Enel	7,000	54
Mediobanca Banca di Credito Finanziario	1,600	19

		73

Japan (6.9%)
Dowa Holdings	600	21
Isuzu Motors	1,500	18
ITOCHU	2,100	44
KDDI	1,700	47
Konica Minolta	2,200	16
Konoike Transport	800	12
Lintec	500	11
Nippon Telegraph & Telephone	900	45
Nisshin Oillio Group	1,100	39
Nitto Kogyo	500	11
ORIX	2,700	43
Resona Holdings	3,100	14
Shindengen Electric Manufacturing	300	10
SKY Perfect JSAT Holdings	1,500	6
Sumitomo	1,400	23
Teijin	1,900	38
Tsubakimoto Chain	400	14
Valor	500	8

		420

LSV Global Value Fund
	Shares	Value (000)
Netherlands (1.3%)
Aegon	3,100	$14
Royal Dutch Shell, Cl B	1,300	37
Signify	1,000	29

		80

New Zealand (0.0%)
SKY Network Television	1,700	1

Norway (0.5%)
DNB	1,800	33

Russia (1.6%)
Gazprom PJSC ADR	6,500	52
LUKOIL PJSC ADR	370	34
X5 Retail Group GDR	300	10

		96

South Africa (0.2%)
Absa Group	800	8
Nedbank Group	96	2

		10

South Korea (2.1%)
Huons	500	20
LG Uplus	2,500	29
Samsung Electronics	1,350	59
SK Telecom	100	20

		128

Spain (0.3%)
Mapfre	7,500	21

Sweden (2.3%)
Bilia, Cl A	3,900	39
Inwido	1,500	10
Nordea Bank Abp	900	7
SKF, Cl B	2,300	41
Volvo, Cl B	2,800	42

		139

Switzerland (1.7%)
Credit Suisse Group	900	11
Roche Holding AG	80	24
Swiss Life Holding	60	30
Swiss Re	200	21

The accompanying notes are an integral part of the financial statements

Schedule of Investments

October 31, 2019

LSV Global Value Fund
	Shares	Value (000)
Switzerland (continued)
UBS Group	1,300	$15

		101

Taiwan (2.0%)
Chipbond Technology	16,000	32
Compeq Manufacturing	28,000	39
Mitac Holdings	23,799	21
Tripod Technology	8,000	31

		123

Thailand (0.4%)
Krung Thai Bank	21,700	12
Pruksa Holding	24,700	13

		25

Turkey (0.5%)
Eregli Demir ve Celik Fabrikalari	6,500	7
KOC Holding	5,500	18
TAV Havalimanlari Holding	400	2

		27

United Kingdom (3.8%)
3i Group	1,700	25
Anglo American	500	13
BAE Systems	4,500	34
Bellway	400	16
Berkeley Group Holdings	400	23
BP	1,800	11
British American Tobacco	500	18
Centrica	11,900	11
Halfords Group	2,500	5
J Sainsbury	6,000	16
Lloyds Banking Group	43,500	32
Old Mutual	3,000	4
Quilter(A)	900	2
Restaurant Group	200	—
Smurfit Kappa Group	700	23

		233

TOTAL FOREIGN COMMON STOCK
(Cost $2,549)		2,497

LSV Global Value Fund
	Shares	Value (000)
Foreign Preferred Stock (0.9%)

Brazil (0.9%)**
Itausa	16,800	$57

TOTAL FOREIGN PREFERRED STOCK
(Cost $47)		57

	Face Amount (000)

Repurchase Agreement (0.3%)
South Street Securities 1.500%, dated 10/31/19, to be repurchased on 11/01/19, repurchase price $16 (collateralized by U.S. Treasury obligation, par value $16, 1.750%, 11/15/2020; total market value $16)	$16	16

TOTAL REPURCHASE AGREEMENT
(Cost $16)		16

Total Investments – 98.0%
(Cost $5,629)		$5,945

Percentages are based on Net Assets of $6,065 (000).

*	Non-income producing security.
**	No rate available.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements

Schedule of Investments

October 31, 2019

The following is a list of the level of inputs used as of October 31, 2019, in valuing the Fund’s investments carried at value ($000):

The following is a list of the inputs used as of October 31, 2019, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,375	$—	$—	$3,375
Foreign Common Stock	2,497	—	—	2,497
Foreign Preferred Stock	57	—	—	57
Repurchase Agreement	—	16	—	16

Total Investments in Securities	$5,929	$16	$—	$5,945

For the year ended October 31, 2019, there were no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)

October 31, 2019

LSV Global Value Fund
Assets:
Investments at Value (Cost $5,629)	$5,945
Foreign Currency, at Value (Cost $117)	116
Dividends and Interest Receivable	11
Receivable due from Investment Adviser	10
Receivable for Investment Securities Sold	2
Reclaim Receivable	5
Prepaid Expenses	3
Total Assets	6,092
Liabilities:
Payable For Printing Fees	10
Payable due to Transfer Agency	6
Payable for Investment Securities Purchased	4
Payable due to Administrator	—
Payable due to Trustees	—
Payable due to Distributor	—
Payable due to Chief Compliance Officer	—
Other Accrued Expenses	7
Total Liabilities	27
Net Assets	$6,065

Net Assets Consist of:
Paid-in Capital	$5,704
Total distributable earnings	361
Net Assets	$6,065

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares ($5,098 ÷ 467,162 shares)(1)	$10.91

Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares ($967 ÷ 88,780 shares)(1)	$10.89

(1) Shares have not been rounded.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)

For the year ended October 31, 2019

LSV Global Value Fund
Investment Income:
Dividend Income	$ 198
Interest Income	1
Foreign Taxes Withheld	(12)
Total Investment Income	187
Expenses:
Investment Advisory Fees	41
Administration Fees	3
Distribution Fees - Investor Class	2
Chief Compliance Officer Fees	1
Trustees’ Fees	—
Transfer Agent Fees	44
Registration and Filing Fees	41
Custodian Fees	18
Printing Fees	12
Professional Fees	1
Insurance and Other Fees	13
Total Expenses	176
Less: Waiver of Investment Advisory Fees	(41)
Less: Reimbursement of Expenses from Investment Adviser	(84)
Less: Fees Paid Indirectly — (see Note 4)	—
Net Expenses	51
Net Investment Income	136
Net Realized Loss on Investments	(61)
Net Realized Loss on Foreign Currency Transactions	(1)
Net Change in Unrealized Appreciation (Depreciation) on Investments	349
Net Realized and Unrealized Gain on Investments	287
Net Increase in Net Assets Resulting from Operations	$ 423

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets (000)

For the year ended October 31,

	LSV Global Value Fund
	2019	2018
Operations:
Net Investment Income	$136	$100
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(62)	125
Net Change in Unrealized Appreciation (Depreciation) on Investments	349	(570)
Net Increase (Decrease) in Net Assets Resulting from Operations	423	(345)
Distributions
Institutional Class Shares	(198)	(92)
Investor Class Shares	(26)	(9)
Total Distributions	(224)	(101)
Capital Share Transactions:
Institutional Class Shares:
Issued	292	776
Reinvestment of Dividends and Distributions	198	92
Net Increase from Institutional Class Shares Transactions	490	868
Investor Class Shares:
Issued	377	186
Reinvestment of Dividends and Distributions	26	8
Redeemed	(4)	(147)
Net Increase from Investor Class Shares Transactions	399	47
Net Increase in Net Assets Derived from Capital Share Transactions	889	915
Total Increase in Net Assets	1,088	469
Net Assets:
Beginning of Year	4,977	4,508
End of Year	$6,065	$4,977

Shares Transactions:
Institutional Class:
Issued	28	65
Reinvestment of Dividends and Distributions	21	7
Redeemed	—	—
Total Institutional Class Share Transactions	49	72
Investor Class:
Issued	37	16
Reinvestment of Dividends and Distributions	3	1
Redeemed	—	(13)
Total Investor Class Share Transactions	40	4
Net Increase in Shares Outstanding	89	76

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Financial Highlights

For a share outstanding throughout each year ended October 31,

	Net Asset Value Beginning of Year	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gain	Total Dividends and Distributions	Net Asset Value End of Year	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

LSV Global Value Fund
Institutional Class Shares
2019	$10.65	$0.26	$0.47	$0.73	$(0.20)	$(0.27)	$(0.47)	$10.91	7.56%	$5,098	0.90%	3.19%	2.55%	10%
2018	11.54	0.23	(0.87)	(0.64)	(0.21)	(0.04)	(0.25)	10.65	(5.79)	4,453	0.90	3.17	1.95	13
2017	9.54	0.19	2.08	2.27	(0.20)	(0.07)	(0.27)	11.54	24.29	3,988	0.90	4.52	1.83	15
2016	9.71	0.20	(0.12)	0.08	(0.15)	(0.10)	(0.25)	9.54	0.96	2,684	0.90	6.34	2.23	23
2015	9.83	0.16	(0.22)	(0.06)	(0.05)	(0.01)	(0.06)	9.71	(0.62)	2,450	0.90	7.21	1.67	14
Investor Class Shares
2019	$10.64	$0.23	$0.47	$0.70	$(0.18)	$(0.27)	$(0.45)	$10.89	7.23%	$967	1.15%	3.47%	2.24%	10%
2018	11.52	0.19	(0.85)	(0.66)	(0.18)	(0.04)	(0.22)	10.64	(5.92)	524	1.15	3.43	1.66	13
2017	9.53	0.17	2.07	2.24	(0.18)	(0.07)	(0.25)	11.52	23.94	520	1.15	4.78	1.56	15
2016	9.68	0.18	(0.12)	0.06	(0.11)	(0.10)	(0.21)	9.53	0.77	205	1.15	6.78	2.00	23
2015	9.83	0.16	(0.26)	(0.10)	(0.04)	(0.01)	(0.05)	9.68	(0.90)	164	1.15	7.50	1.46	14

†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share calculations were performed using average shares for the period.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

October 31, 2019

1.    Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 47 funds. The financial statements herein are those of the LSV Global Value Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing primarily in equity securities of companies located throughout the world. The Fund commenced operations on June 25, 2014, offering Institutional Class Shares and Investor Class Shares. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.    Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities a (“Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving,

Notes to Financial Statements

October 31, 2019

generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. markets that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Fund’s Administrator and can request that a meeting of the Committee be held. As of October 31, 2019, there were no securities valued in accordance with Fair Value Procedures. If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended October 31, 2019, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2019, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income— Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Notes to Financial Statements

October 31, 2019

Investments in Real Estate Investment Trusts (REITs)— With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements— In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/ or posted to the counterparty and create one single net payment due to or from the Fund.

At October 31, 2019, the open repurchase agreements by counterparty which is subject to a MRA on a net payment basis is as follows (000):

Counterparty	Repurchase Agreement	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
South Street Securities	$16	$16	$—	$—

(1) The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2) Net amount represents the net amount receivable due from the counterparty in the event of default.

Foreign Currency Translation— The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Expenses— Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

Classes— Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders— Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.     Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services the (“Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. the (“Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include

Notes to Financial Statements

October 31, 2019

regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended October 31, 2019, the Fund paid $2,771 for these services.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under the Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the year ended October 31, 2019, the Fund incurred $1,769 of distribution fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the year ended October 31, 2019, the Fund earned $46 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 0.90% and 1.15% of the Fund’s Institutional Class and Investor Class Shares’

average daily net assets, respectively, through February 28, 2020.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2019, were as follows (000):

Purchases Other	$1,275
Sales Other	$509

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or to paid-in-capital, as appropriate, in the period that the differences arise.

During the year ended October 31, 2019, there were no permanent differences.

Notes to Financial Statements

October 31, 2019

The tax character of dividends and distributions paid during the years ended October 31, 2019 and 2018 was as follows (000):

	Ordinary Income	Long-Term Capital Gain	Totals

2019	$ 123	$ 101	$224
2018	101	—	101

As of October 31, 2019, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$128
Capital Loss Carryforward	(64)
Unrealized Appreciation	297

Total Distributable Earnings	$361

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund has short-term and long-term capital loss carryforwards of $7 (000) and $57 (000), respectively, at October 31, 2019. During the year end October 31, 2019, no capital loss carryforwards were utilized to offset capital gains.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2019, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$5,646	$896	$(597)	$299

8.     Concentration of Risks:

Equity Risk — Since the Fund purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign Company Risk — Investing in foreign companies, including direct investments and through Depositary Receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Market Risk — Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Notes to Financial Statements

October 31, 2019

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Medium and Smaller Capitalization Risk — The medium- and smaller-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium- and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium- and small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Style Risk — Since the Fund pursues a “value style” of investing, if the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

9.   Other:

At October 31, 2019, 100% of total shares outstanding for the Institutional Class Shares were held by four record shareholders each owning 10% or greater of the aggregate total shares outstanding. At October 31, 2019, 92% of total shares outstanding for the Investor Class Shares were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

10. Regulatory Matters

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earning on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

11. New Accounting Pronouncement:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions, removals and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal and modifications of certain disclosure and delay the adoption of additional disclosures until the effective date.

12. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Advisors’ Inner Circle Fund and Shareholders of LSV Global Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, of LSV Global Value Fund (the “Fund”) (one of the series constituting The Advisors’ Inner Circle Fund (the “Trust”)), including the schedule of investments, as of October 31, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting The Advisors’ Inner Circle Fund) at October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LSV Asset Management investment companies since 2005.

Philadelphia, Pennsylvania

December 30, 2019

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from May 1, 2019 to October 31, 2019.

The table below illustrates your Fund’s costs in two ways:

•  Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning Account Value 05/01/19	Ending Account Value 10/31/19	Annualized Expense Ratios	Expenses Paid During Period*
LSV Global Value Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,020.60	0.90%	$4.58
Investor Class Shares	1,000.00	1,019.70	1.15	5.85

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.67	0.90%	$4.58
Investor Class Shares	1,000.00	1,019.41	1.15	5.85

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Trustees And Officers Of The Advisors’ Inner Circle Fund (Unaudited)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Klauder are Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 888-Fund-LSV. The following chart lists Trustees and Officers as of October 31, 2019.

Name and Year of Birth	Position with the Trust and Length of Time Served[1]	Principal Occupation in the Past Five Years	Other Directorships Held in the Past Five Years[2]
INTERESTED TRUSTEES[3],[4]
Robert Nesher (Born: 1946)	Chairman of the Board of Trustees (since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President, Chief Executive Officer and Trustee of SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. President and Director of SEI Structured Credit Fund, LP. Vice Chairman of O’Connor EQUUS (closed-end investment company) to 2016. President, Chief Executive Officer and Trustee of SEI Liquid Asset Trust to 2016. Vice Chairman of Winton Series Trust to 2017. Vice Chairman of Winton Diversified Opportunities Fund (closed-end investment company), The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, Frost Family of Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Trustee of SEI Liquid Asset Trust to 2016.

N. Jeffrey Klauder (Born: 1952)	Trustee (Since 2018)	Senior Advisor of SEI Investments since 2018. Executive Vice President and General Counsel of SEI Investments, 2004 to 2018.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director of SEI Private Trust Company; SEI Investments Management Corporation; SEI Trust Company; SEI Investments (South Africa), Limited; SEI Investments (Canada) Company; SEI Global Fund Services Ltd.; SEI Investments Global Limited; SEI Global Master Fund; SEI Global Investments Fund; and SEI Global Assets Fund.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

4	Trustees oversee 47 funds in The Advisors’ Inner Circle Fund.

Trustees And Officers Of The Advisors’ Inner Circle Fund (Unaudited)

Name and Year of Birth	Position with the Trust and Length of Time Served[1]	Principal Occupation During the Past Five Years	Other Directorships Held in the Past Five Years[2]
INDEPENDENT TRUSTEES[3],[4]
Joseph T. Grause, JR. (Born: 1952)	Trustee (Since 2011) Lead Independent Trustee (Since 2018)	Self-Employed Consultant since 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., 2010 to 2011. Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., 2007 to 2010. Country Manager – Morningstar UK Limited, Morningstar, Inc., 2005 to 2017.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Frost Family of Funds. Director of The Korea Fund, Inc.
Mitchell A. Johnson (Born: 1942)	Trustee (Since 2005)	Retired. Private investor since 1994.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: Trustee of SEI Liquid Asset Trust to 2016.

Betty L. Krikorian (Born: 1943)	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc., from 2008 to 2010. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds.
Robert Mulhall (Born: 1958)	Trustee (since 2019)	Partner, Ernst & Young LLP, from 1998 to 2018.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Frost Family of Funds.

Former Directorships: Trustee of Villanova University Alumni Board of Directors to 2018.

Bruce Speca (Born: 1956)	Trustee (Since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), 2010 to 2011. Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), 2003 to 2010.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Frost Family of Funds. Director of Stone Harbor Investments Funds, Stone Harbor Emerging Markets Income Fund (closed-end fund) and Stone Harbor Emerging Markets Total Income Fund (closed-end fund).

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

4	Trustees oversee 47 funds in The Advisors’ Inner Circle Fund.

Trustees And Officers Of The Advisors’ Inner Circle Fund (Unaudited)

Name and Year of Birth	Position with the Trust and Length of Time Served[1]	Principal Occupation During the Past Five Years	Other Directorships Held in the Past Five Years [2]
INDEPENDENT TRUSTEES (continued)[3]

George J. Sullivan, Jr. (Born: 1942)	Trustee (Since 1999)	Retired since 2012. Self-Employed Consultant, Newfound Consultants Inc., 1997 to 2011

Current Directorships: Trustee/Director of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

Former Directorships: Trustee of SEI Liquid Asset Trust to 2016. Trustee/ Director of State Street Navigator Securities Lending Trust to 2017. Member of the independent review committee for SEI’s Canadian-registered mutual funds to 2017.

OFFICERS

Michael Beattie (Born: 1965)	President (since 2011)	Director of Client Service, SEI Investments, since 2004.	None.

James Bernstein (Born: 1962)	Vice President and Assistant Secretary (Since 2017)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

None.

John Bourgeois (Born: 1973)	Assistant Treasurer (Since 2017)	Fund Accounting Manager, SEI Investments, since 2000.	None.

Stephen Connors (Born: 1984)	Treasurer, Controller and Chief Financial Officer (Since 2015)	Director, SEI Investments, Fund Accounting since 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014.	None.

Dianne M. Descoteaux (Born: 1977)	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP, from 2006 to 2010.	None.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

3	Trustees oversee 47 funds in The Advisors’ Inner Circle Fund.

Trustees And Officers Of The Advisors’ Inner Circle Fund (Unaudited)

Name and Year of Birth	Position with the Trust and Length of Time Served	Principal Occupation During the Past Five Years	Other Directorships Held in the Past Five Years

OFFICERS (continued)

Russell Emery (Born: 1962)	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, Frost Family of Funds, The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.	None.

Matthew M. Maher (Born: 1975)	Vice President and Assistant Secretary (Since 2018)

Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.

None.

Robert Morrow (Born: 1968)	Vice President (Since 2017)	Account Manager, SEI Investments, since 2007.	None.

Bridget E. Sudall (Born: 1980)	Anti-Money Laundering Compliance Officer and Privacy Officer (Since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011.	None.

NOTICE TO SHAREHOLDERS

OF

LSV GLOBAL VALUE FUND

(Unaudited)

For shareholders that do not have an October 31, 2019 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2019 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2019, the Fund is designating the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividends Receivable Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends (5)	Qualifying Dividend Income (6)

45.07%	54.93%	100%	49.38%	100.00%	0.00%	0.00%	100.00%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income distributions. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Advisors’ Inner Circle Fund-LSV Global Value Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)

The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distribution. Interest related dividends is exempted from U.S. withholding tax when paid to foreign investors.

(5)

The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” is reflected as a percentage of short-term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2019. Complete information will be computed and reported in conjunction with your 2019 Form 1099-DIV.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Global Value Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

The Fund files their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Fund’s Form N-Q and Form N-PORT reports are available on the SEC’s website at http:// www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-386-3578; and (ii) on the SEC’s website at http://www.sec.gov.

LSV-AR-008-0600

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts George Sullivan and Robert Mulhall, and each whom is considered to be “independent,” as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to The Advisors’ Inner Circle Fund (the “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2019			2018
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$104,400	None	None	$104,400	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees(2)	$6,000	None	$57,000	$6,000	None	None
(d)	All Other Fees	None	None	$97,500	None	None	None

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2019			2018
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$608,176	None	None	$936,860	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees(3)	$11,559	None	None	$19,532	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Deloitte & Touche LLP (“D&T”) related to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2019			2018
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$68,000	None	None	$170,000	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees(4)	None	None	None	$89,000	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by BBD, LLP (“BBD”) related to the Trust

BBD billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2019			2018
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$113,300	None	None	$113,300	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax compliance services provided to affiliates of the Funds.

(3)	Tax compliance services for Westwood Emerging Markets Fund.

(4)	Tax return preparation.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

1.	require specific pre-approval;

2.	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

3.

have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2019	2018
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2019	2018
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2019	2018
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (BBD):

	2019	2018
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $160,500 and $6,000 for 2019 and 2018, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $11,559 and $19,532 for 2019 and 2018, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $89,000 for 2019 and 2018, respectively.

(g) The aggregate non-audit fees and services billed by BBD for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2019 and 2018, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to

Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie,
President

Date: January 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie,
President

Date: January 9, 2020

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: January 9, 2020

*	Print the name and title of each signing officer under his or her signature.